Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Contract Liabilities [Abstract]
Advance from customers			$ 1,712
Total contract liabilities		$ 6,729	$ 1,712
Balance at the beginning of the period	1,712	65,703
Cash received in advance		18,288
Revenue recognized from opening balance of deferred revenue	(1,712)	(65,703)
Revenue recognized from contract liabilities arising during the period		(11,559)
Balance at the end of the period		$ 6,729